Acquisition of Prospector Capital Corp (Details)		12 Months Ended
	Oct. 01, 2021 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 $ / shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Acquisition of Prospector Capital Corp [Line Items]
(in Dollars)	$ 454,092	$ (2,407,977)		$ (3,506,630)
Bottom of range [member]
Acquisition of Prospector Capital Corp [Line Items]
Trading days		20
Top of range [member]
Acquisition of Prospector Capital Corp [Line Items]
Trading days		30
Ordinary shares [member]
Acquisition of Prospector Capital Corp [Line Items]
Weighted average price			$ 14
Ordinary shares [member] | Warrants [member]
Acquisition of Prospector Capital Corp [Line Items]
Weighted average price			16
First Volume Weighted Average Price [Member]
Acquisition of Prospector Capital Corp [Line Items]
Weighted average price			$ 12